Business Combinations - Toprural - Additional Information (Detail) - Toprural [Member]	Apr. 30, 2012 USD ($)
Business Acquisition [Line Items]
Percentage of ownership interest	100.00%
Business acquisition aggregate purchase price	$ 19,277,000
Business acquisition, transaction costs	285,000
Business acquisition, cash consideration purchase price deposited in escrow	$ 2,670,000